Assets Held for Sale - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended					12 Months Ended
	Apr. 30, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥) Property	Dec. 31, 2014 USD ($) Property	May 31, 2014 CNY (¥)	May 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale							$ 2,697
Other operating income-net gain from the sale of real estate							14,939
Assets held for sale							3,352
Other assets held for sale							152,904
Liabilities held for sale							27,644
Net gain from disposal of discontinued operation						$ 3,890
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest transferred to third party	100.00%
Net gain from disposal of discontinued operation						$ 3,890
Disposal group of discontinued operation total consideration	¥ 1,000							$ 144,000
Disposal of discontinued operation description						According to the agreement and its amendment, (i) the first installment of RMB 100 million should be made within ten days upon execution of the agreement; (ii) the second installment of RMB 400 millionshould be made within 20 business days after the transferof the equity of Techfaith Intelligent Handset Beijing; (iii) the third installment of RMB 300 millionshould be made within10 business days after getting the government approval on change in plot ration; and (iv) the fourth installment of RMB 200 million should be made within 20 business days after the construction of is completed and the relevant ownership certificate is obtained. A net gain of $3,890 was recognized as the net gain from disposal of discontinued operation in 2017.
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Within ten days upon execution of the agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group of discontinued operation total consideration | ¥	100
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Within 20 business days after the transfer
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group of discontinued operation total consideration | ¥	400
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Within10 business days after getting the government approval on change in plot ration
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group of discontinued operation total consideration | ¥	300
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing") | Within 20 business days after the construction of is completed and the relevant ownership certificate is obtained
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group of discontinued operation total consideration | ¥	¥ 200
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of floors in a building		¥ 160	$ 23,045	¥ 41	$ 5,910
Assets held for sale							2,697		$ 8,554
Number of Floors sold in the same building | Property		3	3
Guanghuan Xinwang Co Limited ("Guanghuanxinwang") | Other Operating Income (Expense)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other operating income-net gain from the sale of real estate							$ 14,939